Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows from Operating Activities
Net Income (Loss)	$ (54,645)	$ 12,031
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	47,587	46,846
Loss on Contract	16,200	0
Dry-dock Expenditures	(10,787)	(5,312)
Amortization of Deferred Finance Costs	489	489
Deferred Compensation Liability	1,263	515
Compensation - Restricted Shares	0	2,837
Share-based Compensation	974	60
Changes in Operating Assets and Liabilities:
Accounts Receivables	(3,286)	5,115
Accounts Payable and Accrued Liabilities	10,089	(1,408)
Prepaid and Other Current Assets	(5,373)	736
Voyages in Progress	(2,976)	0
Other Non-current Assets	0	(6,884)
Net Cash (Used in) Provided by Operating Activities	(465)	55,025
Cash Flows from Investing Activities
Investment in Marketable Securities	(795)	0
Investment in Vessels	(60,475)	(141,558)
Loan to Seller, Nordic Galaxy	0	(8,384)
Net Cash Used in Investing Activities	(61,270)	(149,942)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	136,511
Proceeds from Use of Credit Facility	95,000	200,000
Repayments on Credit Facility	0	(150,000)
Dividends Paid	(40,082)	(68,003)
Net Cash Provided by (Used in) Financing Activities	54,918	118,508
Net (Decrease) Increase in Cash and Cash Equivalents	(6,817)	23,591
Cash and Cash Equivalents at the Beginning of Year	17,221	30,496
Cash and Cash Equivalents at the End of Year	10,404	54,087
Cash Paid for Interest	1,234	1,174
Cash Paid for Taxes	$ 0	$ 0